Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 7, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 7, 2012
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDEAX
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDECX
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDEYX
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDELX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFAX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFCX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFYX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFLX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIEAX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIECX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIEYX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIELX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAAX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSACX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAYX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVAIX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAAX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBACX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAYX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAIX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMAX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMCX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMYX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMIX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQAX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQCX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQYX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQIX

Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund
TOUCHSTONE DYNAMIC EQUITY FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
Additional Information ("SAI") on page 61.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Dynamic Equity Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Dynamic Equity Fund		Class A	Class C		Class Y	Institutional
Management Fees		0.85%	0.85%		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%		none	none
Expenses on Short Sales		1.25%	1.25%		1.25%	1.25%
Other Operating Expenses		0.72%	0.64%		0.49%	0.84%
Total Other Expenses		1.97%	1.89%	[1]	1.74%	2.09%
Acquired Fund Fees and Expenses		0.01%	0.01%		0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	3.08%	3.75%		2.60%	2.95%
Fee Waivers and/or Expense Reimbursement	[3]	(0.27%)	(0.19%)		(0.04%)	(0.44%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		2.81%	3.56%		2.56%	2.51%
[1]	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%, 2.30%, 1.30% and 1.25%, for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Dynamic Equity Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	843	459	259	254
Expense Example, with Redemption, 3 Years	1,430	1,115	802	841
Expense Example, with Redemption, 5 Years	2,059	1,906	1,374	1,485
Expense Example, with Redemption, 10 Years	3,741	3,971	2,929	3,216

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Dynamic Equity Fund Class C	359	1,115	1,906	3,971

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 233.99% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund's sub-advisor, Analytic Investors, LLC ("Analytic"), seeks to achieve the Fund's investment goal by investing the Fund's assets in a combination of equity securities, high quality short-term debt securities and derivative instruments.

Equity Strategy. The Fund normally invests at least 80% of its assets in equity securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  The Fund invests primarily in long and short positions in U.S. large-cap stocks included in the Russell
1000® Index, although the Fund may invest in small- and mid-cap equity securities.
The Fund buys securities "long" that Analytic believes will outperform and sells securities "short" that Analytic believes will underperform. The Fund intends to take long and short equity positions that may vary over time based on Analytic's assessment of market conditions and other factors. The Fund's long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Fund's net assets, excluding cash. The Fund may take short positions at the higher end of this range when it has reduced its written call options positions under the options strategy (as described below) and may during these periods hold a substantial portion of the Fund's total assets in high quality short-term debt securities, cash, or cash equivalents.

Analytic selects common stocks and other equity securities for the Fund using a proprietary system that ranks securities according to a quantitative model.  The model attempts to determine a security's intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity and risk.

Options Strategy. Analytic seeks to reduce the overall portfolio risk through the use of options. The Fund's options strategy primarily focuses on the use of writing (selling) call options on equity indexes or index exchange traded funds
("ETFs"). For these purposes, the Fund treats options on indexes and ETFs as being written on securities having an aggregate value equal to the face or notional amount of the index or ETF subject to the option. The Fund may sell call options on broad-based domestic equity indexes or ETFs, such as the S&P
100® Index, as well as on narrower market indexes or ETFs or on indexes or ETFs of companies in a particular industry or sector. The Fund may also sell call options on foreign indexes or ETFs. The Fund seeks to write options on broad and narrow-based indexes and ETFs that correlate with the price movements of the Fund's equity securities.

The Fund may also buy index put options to help protect the Fund from market declines that may occur in the future as the value of index put options increases as the prices of the stocks constituting the index decrease. However, during periods of market appreciation, the value of the index put option decreases as these stocks increase in price.  The Fund may also write (sell) covered call options on individual equity securities. The Fund may also purchase put options on individual equity securities which it owns.

Other Derivative Strategies. In addition to the options strategy, the Fund may use other derivatives for a variety of purposes, including: to hedge against market and other risks in the portfolio; manage cash flows; and maintain market exposure and adjust the characteristics of its investments to more closely approximate those of its benchmark, with reduced transaction costs. Analytic may also use futures contracts to seek to gain broad market exposure and/or to hedge against market and other risks in the Fund's portfolio.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy. Analytic generally considers selling a security when it reaches fair value estimate, when the company's fundamentals do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, when the risks of the security unexpectedly rise, or when other investment opportunities appear more attractive.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Covered Call Options Risk:  Investments in covered calls involve certain risks.
These risks include:

o Limited Gains. When the Fund writes a covered call option, the Fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium.
By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.  While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

o Lack of Liquidity for the Option. A liquid market may not exist for the option.
If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

o Lack of Liquidity for the Security.  The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities.
Because the Fund will generally hold the stocks underlying the call option, the
Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Derivatives Risk: The Fund may invest in derivatives, such as futures and options contracts, options related to futures contracts or swap contracts, to pursue its investment goal. The use of such derivatives may expose the Fund to additional risks to which it would otherwise not be subject. The lack of a liquid secondary market for a particular derivative instrument may prevent the
Fund from closing its derivative positions and could adversely impact its ability to achieve its goals and to realize profits or limit losses. Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss to the
Fund.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Large-Cap Risk: Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Futures Contracts Risk: A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Index and ETF Call Options Risk: Writing index and ETF call options is intended to reduce the Fund's volatility and provide income, although it may also reduce the Fund's ability to profit from increases in the value of its equity portfolio.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

Short Sales Risk: When selling a security short, the Fund will sell a security it does not own at the then-current market price. The Fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

Leverage Risk: By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long or short equity positions and make any change in the Fund's net asset value greater than without the use of leverage. Leverage generally results in increased volatility of returns.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the S&P 500 Index and the Citigroup 3-Month T-Bill Index.
The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI. Past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Dynamic Equity Fund - Class Y shares Total Return as of December 31

Best Quarter: Worst Quarter: Fourth Quarter 2011 +10.89% Fourth Quarter 2008 -16.78% The year-to-date return for the Fund's Class Y shares as of October 31, 2012 is 8.0%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on July 1, 1978, Class A shares, and Class C shares began operations on March 31, 2005 and Institutional shares began operations on December 9, 2005. Class A shares and Class C shares performance was calculated using the historical performance of Class Y shares for the periods prior to March 31, 2005 and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to December 9, 2005. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses and the
Class C shares performance for this period has been restated to reflect the impact of Class C shares fees and expenses.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Dynamic Equity Fund	Label	1 Year	5 Years	10 Years
Class A	Class A Return Before Taxes	1.65%	(5.43%)	1.09%
Class C	Class C Return Before Taxes	6.12%	(5.03%)	0.94%
Class Y	Class Y Return Before Taxes	8.17%	(4.08%)	1.92%
Class Y After Taxes on Distributions	Class Y Return After Taxes on Distributions	8.17%	(4.50%)	1.41%
Class Y After Taxes on Distributions and Sales	Class Y Return After Taxes on Distributions and Sale of Fund Shares	5.31%	(3.63%)	1.42%
Institutional	Institutional Return Before Taxes	8.05%	(4.06%)	1.93%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Citigroup 3-Month T-Bill Index	Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses or taxes)	0.08%	1.36%	1.85%

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2012
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE DYNAMIC EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information ("SAI") on page 61.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate
		of the Fund was 233.99% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	233.99%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund's sub-advisor, Analytic Investors, LLC ("Analytic"), seeks to achieve the Fund's investment goal by investing the Fund's assets in a combination of equity securities, high quality short-term debt securities and derivative instruments.

Equity Strategy. The Fund normally invests at least 80% of its assets in equity securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  The Fund invests primarily in long and short positions in U.S. large-cap stocks included in the Russell
1000® Index, although the Fund may invest in small- and mid-cap equity securities.
The Fund buys securities "long" that Analytic believes will outperform and sells securities "short" that Analytic believes will underperform. The Fund intends to take long and short equity positions that may vary over time based on Analytic's assessment of market conditions and other factors. The Fund's long equity exposure is ordinarily expected to range from 80% to 130% and its short equity exposure from 0% to 70% of the Fund's net assets, excluding cash. The Fund may take short positions at the higher end of this range when it has reduced its written call options positions under the options strategy (as described below) and may during these periods hold a substantial portion of the Fund's total assets in high quality short-term debt securities, cash, or cash equivalents.

Analytic selects common stocks and other equity securities for the Fund using a proprietary system that ranks securities according to a quantitative model.  The model attempts to determine a security's intrinsic value by evaluating variables such as relative valuation, price momentum, company fundamentals, liquidity and risk.

Options Strategy. Analytic seeks to reduce the overall portfolio risk through the use of options. The Fund's options strategy primarily focuses on the use of writing (selling) call options on equity indexes or index exchange traded funds
("ETFs"). For these purposes, the Fund treats options on indexes and ETFs as being written on securities having an aggregate value equal to the face or notional amount of the index or ETF subject to the option. The Fund may sell call options on broad-based domestic equity indexes or ETFs, such as the S&P
100® Index, as well as on narrower market indexes or ETFs or on indexes or ETFs of companies in a particular industry or sector. The Fund may also sell call options on foreign indexes or ETFs. The Fund seeks to write options on broad and narrow-based indexes and ETFs that correlate with the price movements of the Fund's equity securities.

The Fund may also buy index put options to help protect the Fund from market declines that may occur in the future as the value of index put options increases as the prices of the stocks constituting the index decrease. However, during periods of market appreciation, the value of the index put option decreases as these stocks increase in price.  The Fund may also write (sell) covered call options on individual equity securities. The Fund may also purchase put options on individual equity securities which it owns.

Other Derivative Strategies. In addition to the options strategy, the Fund may use other derivatives for a variety of purposes, including: to hedge against market and other risks in the portfolio; manage cash flows; and maintain market exposure and adjust the characteristics of its investments to more closely approximate those of its benchmark, with reduced transaction costs. Analytic may also use futures contracts to seek to gain broad market exposure and/or to hedge against market and other risks in the Fund's portfolio.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy. Analytic generally considers selling a security when it reaches fair value estimate, when the company's fundamentals do not appear to justify the current price, when there has been or there is an expectation of an adverse change in the company's fundamentals, when the risks of the security unexpectedly rise, or when other investment opportunities appear
		more attractive.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Covered Call Options Risk:  Investments in covered calls involve certain risks.
These risks include:

o Limited Gains. When the Fund writes a covered call option, the Fund makes an obligation to deliver a security it already owns at an agreed-upon strike price on or before a predetermined date in the future in return for a premium.
By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in the price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock.  While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.

o Lack of Liquidity for the Option. A liquid market may not exist for the option.
If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.

o Lack of Liquidity for the Security.  The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities.
Because the Fund will generally hold the stocks underlying the call option, the
Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Derivatives Risk: The Fund may invest in derivatives, such as futures and options contracts, options related to futures contracts or swap contracts, to pursue its investment goal. The use of such derivatives may expose the Fund to additional risks to which it would otherwise not be subject. The lack of a liquid secondary market for a particular derivative instrument may prevent the
Fund from closing its derivative positions and could adversely impact its ability to achieve its goals and to realize profits or limit losses. Since transactions in derivatives may involve leverage, a relatively small price movement in a derivative may result in an immediate and substantial loss to the
Fund.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Large-Cap Risk: Large-cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Futures Contracts Risk: A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement in which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The risks associated with futures include: the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position and the risk that the counterparty to the transaction will not meet its obligations.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Index and ETF Call Options Risk: Writing index and ETF call options is intended to reduce the Fund's volatility and provide income, although it may also reduce the Fund's ability to profit from increases in the value of its equity portfolio.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

Short Sales Risk: When selling a security short, the Fund will sell a security it does not own at the then-current market price. The Fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

Leverage Risk: By engaging in certain derivative strategies or investing the proceeds received from selling securities short, the Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund's exposure to long or short equity positions and make any change in the Fund's net asset value greater than without the use of leverage. Leverage generally results in increased volatility of returns.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the S&P 500 Index and the Citigroup 3-Month T-Bill Index.
The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI. Past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by
		visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with the S&P 500 Index and the Citigroup 3-Month T-Bill Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Dynamic Equity Fund - Class Y shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Fourth Quarter 2011 +10.89% Fourth Quarter 2008 -16.78% The year-to-date return for the Fund's Class Y shares as of October 31, 2012 is 8.0%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Class Y shares and after-tax returns for other Classes will vary.

Class Y shares began operations on July 1, 1978, Class A shares, and Class C shares began operations on March 31, 2005 and Institutional shares began operations on December 9, 2005. Class A shares and Class C shares performance was calculated using the historical performance of Class Y shares for the periods prior to March 31, 2005 and Institutional shares performance was calculated using the historical performance of Class Y shares for the periods prior to December 9, 2005. The Class A shares performance for this period has been restated to reflect the impact of Class A shares fees and expenses and the
Class C shares performance for this period has been restated to reflect the
		impact of Class C shares fees and expenses.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Citigroup 3-Month T-Bill Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Citigroup 3-Month T-Bill Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	1.36%
10 Years	rr_AverageAnnualReturnYear10	1.85%
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	1.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.72%
Total Other Expenses	rr_OtherExpensesOverAssets	1.97%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.08%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	843
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,059
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,741
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	(5.43%)
10 Years	rr_AverageAnnualReturnYear10	1.09%
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	1.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.64%
Total Other Expenses	rr_OtherExpensesOverAssets	1.89%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.75%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	459
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,906
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,971
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	359
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,115
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,906
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,971
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.12%
5 Years	rr_AverageAnnualReturnYear05	(5.03%)
10 Years	rr_AverageAnnualReturnYear10	0.94%
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	1.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Total Other Expenses	rr_OtherExpensesOverAssets	1.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.56%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	259
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	802
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,374
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,929
Annual Return 2002	rr_AnnualReturn2002	(12.22%)
Annual Return 2003	rr_AnnualReturn2003	23.13%
Annual Return 2004	rr_AnnualReturn2004	9.87%
Annual Return 2005	rr_AnnualReturn2005	15.36%
Annual Return 2006	rr_AnnualReturn2006	8.69%
Annual Return 2007	rr_AnnualReturn2007	1.69%
Annual Return 2008	rr_AnnualReturn2008	(33.79%)
Annual Return 2009	rr_AnnualReturn2009	4.78%
Annual Return 2010	rr_AnnualReturn2010	6.41%
Annual Return 2011	rr_AnnualReturn2011	8.17%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.78%)
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	(4.08%)
10 Years	rr_AverageAnnualReturnYear10	1.92%
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class Y | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.17%
5 Years	rr_AverageAnnualReturnYear05	(4.50%)
10 Years	rr_AverageAnnualReturnYear10	1.41%
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class Y | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.31%
5 Years	rr_AverageAnnualReturnYear05	(3.63%)
10 Years	rr_AverageAnnualReturnYear10	1.42%
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Expenses on Short Sales	rr_Component1OtherExpensesOverAssets	1.25%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.84%
Total Other Expenses	rr_OtherExpensesOverAssets	2.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.95%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.51%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	254
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	841
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,216
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.05%
5 Years	rr_AverageAnnualReturnYear05	(4.06%)
10 Years	rr_AverageAnnualReturnYear10	1.93%

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.55%, 2.30%, 1.30% and 1.25%, for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[3]	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.

Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund
TOUCHSTONE EMERGING GROWTH FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Emerging Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Emerging Growth Fund		Class A	Class C		Class Y	Institutional
Management Fees		0.90%	0.90%		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%		none	none
Other Expenses		1.54%	0.95%	[1]	0.76%	0.38%
Acquired Fund Fees and Expenses		0.01%	0.01%		0.01%	0.01%
Total Annual Fund Operating Expenses	[2]	2.70%	2.86%		1.67%	1.29%
Fee Waivers and/or Expense Reimbursement	[3]	(1.30%)	(0.71%)		(0.52%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.40%	2.15%		1.15%	1.00%
[1]	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14%, and 0.99%, for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Emerging Growth Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	709	318	117	102
Expense Example, with Redemption, 3 Years	1,160	768	438	359
Expense Example, with Redemption, 5 Years	1,730	1,398	822	659
Expense Example, with Redemption, 10 Years	3,273	3,095	1,900	1,512

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Emerging Growth Fund Class C	218	768	1,398	3,095

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 172.76% of the average value of its portfolio.
The Fund's Principal Investment Strategies
Under normal market conditions, the Fund invests primarily in equity securities of "emerging growth companies", as defined below.  Equity securities primarily includes common stocks. Although the Fund may invest in emerging growth companies of any size, the Fund emphasizes small- and mid-cap companies in its portfolio. For purposes of this Fund, small- and mid-cap companies include companies with market values generally within the range of market values of issuers included in the Russell 2500™ Growth Index. The index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.
It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Copper Rock Capital Partners, LLC ("Copper Rock"), the Fund's sub-advisor, considers an "emerging growth company" to be a company that exhibits high quality, growth characteristics. Copper Rock employs a fundamental, bottom-up investment approach that focuses on identifying emerging companies that Copper
Rock believes exhibit the potential for strong and sustainable revenue and earnings growth, strong financial and competitive positions, and are led by strong management teams. Copper Rock sells or reduces a position when the target price for a stock is attained, there is a change in the company's management team or business objectives, or when there is deterioration in a company's fundamentals. Copper Rock seeks to construct a portfolio that is diversified across sectors and industries.

The Fund may engage in frequent and active trading of securities as part of its principal investment strategy.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Mid-Cap Risk: The Fund is subject to the risk that medium-capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small-Cap Risk: The Fund at times may be primarily invested in small-capitalization companies. The Fund is subject to the risk that small-capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small-cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Growth Investing Risk: Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance	[1]
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Russell 2500™ Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Emerging Growth Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Fourth Quarter 2010 +19.83% Fourth Quarter 2008 -25.77% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 13.94%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares and Class A shares began operations on July 29, 2005, and
Class Y shares began operations on December 9, 2005. Class Y shares performance was calculated using the historical performance of Class A shares for the periods prior to December 9, 2005. The Class Y shares performance for this period has been restated to exclude the maximum applicable sales charge for Class A shares.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Emerging Growth Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(9.60%)	(1.98%)	0.85%	Jul 29, 2005
Class Y	Class Y Return Before Taxes	(3.98%)	(0.57%)	2.02%	Jul 29, 2005
Institutional	Institutional Return Before Taxes	(3.76%)	(0.37%)	2.23%	Jul 29, 2005
Institutional After Taxes on Distributions	Institutional Return After Taxes on Distributions	(3.76%)	(0.73%)	1.95%	Jul 29, 2005
Institutional After Taxes on Distributions and Sales	Institutional Return After Taxes on Distributions and Sale of Fund Shares	(2.44%)	(0.44%)	1.81%	Jul 29, 2005
Russell 2500™ Growth Index	Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)	(1.57%)	2.89%	4.45%	Jul 29, 2005

[1]	Class C shares commenced operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2012
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE EMERGING GROWTH FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
		"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate
		of the Fund was 172.76% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	172.76%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests primarily in equity securities of "emerging growth companies", as defined below.  Equity securities primarily includes common stocks. Although the Fund may invest in emerging growth companies of any size, the Fund emphasizes small- and mid-cap companies in its portfolio. For purposes of this Fund, small- and mid-cap companies include companies with market values generally within the range of market values of issuers included in the Russell 2500™ Growth Index. The index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.
It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Copper Rock Capital Partners, LLC ("Copper Rock"), the Fund's sub-advisor, considers an "emerging growth company" to be a company that exhibits high quality, growth characteristics. Copper Rock employs a fundamental, bottom-up investment approach that focuses on identifying emerging companies that Copper
Rock believes exhibit the potential for strong and sustainable revenue and earnings growth, strong financial and competitive positions, and are led by strong management teams. Copper Rock sells or reduces a position when the target price for a stock is attained, there is a change in the company's management team or business objectives, or when there is deterioration in a company's fundamentals. Copper Rock seeks to construct a portfolio that is diversified across sectors and industries.

The Fund may engage in frequent and active trading of securities as part of its
		principal investment strategy.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Mid-Cap Risk: The Fund is subject to the risk that medium-capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

Small-Cap Risk: The Fund at times may be primarily invested in small-capitalization companies. The Fund is subject to the risk that small-capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small-cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Growth Investing Risk: Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns.
High portfolio turnover is also likely to result in higher short-term capital gains taxable to shareholders.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and
		risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Russell 2500™ Growth Index. The bar chart does not reflect any sales charges, which would reduce your return. For information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Russell 2500™ Growth Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Emerging Growth Fund - Institutional shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Fourth Quarter 2010 +19.83% Fourth Quarter 2008 -25.77% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 13.94%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares and Class A shares began operations on July 29, 2005, and
Class Y shares began operations on December 9, 2005. Class Y shares performance was calculated using the historical performance of Class A shares for the periods prior to December 9, 2005. The Class Y shares performance for this period has
		been restated to exclude the maximum applicable sales charge for Class A shares.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Russell 2500™ Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
5 Years	rr_AverageAnnualReturnYear05	2.89%
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.54%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	709
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,730
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,273
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.60%)
5 Years	rr_AverageAnnualReturnYear05	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.95%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	318
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	768
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,095
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	768
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,398
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,095
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	822
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,900
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05	(0.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,512
Annual Return 2006	rr_AnnualReturn2006	12.02%
Annual Return 2007	rr_AnnualReturn2007	18.79%
Annual Return 2008	rr_AnnualReturn2008	(48.23%)
Annual Return 2009	rr_AnnualReturn2009	30.42%
Annual Return 2010	rr_AnnualReturn2010	27.19%
Annual Return 2011	rr_AnnualReturn2011	(3.76%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.77%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
5 Years	rr_AverageAnnualReturnYear05	(0.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.76%)
5 Years	rr_AverageAnnualReturnYear05	(0.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.44%)
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 29, 2005

[1]	Class C shares commenced operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14%, and 0.99%, for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[4]	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.

Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund
TOUCHSTONE INTERNATIONAL EQUITY FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with long-term capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled "Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone International Equity Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone International Equity Fund		Class A	Class C		Class Y	Institutional
Management Fees		0.90%	0.90%		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%		none	none
Other Expenses		7.60%	0.94%	[1]	5.08%	1.01%
Total Annual Fund Operating Expenses	[2]	8.75%	2.84%		5.98%	1.91%
Fee Waivers and/or Expense Reimbursement	[3]	(7.36%)	(0.70%)		(4.84%)	(0.92%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.39%	2.14%		1.14%	0.99%
[1]	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14%, and 0.99%, for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods  indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone International Equity Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	708	317	116	101
Expense Example, with Redemption, 3 Years	1,905	764	1,016	443
Expense Example, with Redemption, 5 Years	3,512	1,390	2,264	881
Expense Example, with Redemption, 10 Years	7,032	3,077	5,278	2,100

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone International Equity Fund Class C	217	764	1,390	3,077

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 54.85% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund normally invests at least 80% of its assets in equity of non-U.S.
issuers. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  The Fund primarily invests its assets in common stock of issuers located in developed markets.
Generally, the Fund limits its investments in any country to 25% or less of its total assets, except that the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

The Fund's sub-advisor, Acadian Asset Management LLC ("Acadian"), uses stock factors in an effort to predict how well each security will perform relative to its region/industry peer group and applies separate models to forecast peer group returns. The two forecasts are then combined to determine a world-relative return forecast for each stock in the allowable universe, and Acadian uses a sophisticated portfolio optimization system to trade off the expected return of the stocks with such considerations as the client's benchmark index, desired level of risk, transaction cost estimates, available liquidity, and other requirements. Acadian considers selling a security whose forecast has deteriorated and may adjust its buy and sell decisions based on shifts in the risk characteristics of a stock relative to other potential substitutes, the overall portfolio and the benchmark.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. Because the Fund may invest a large portion of its assets in securities of companies located in Japan and the United Kingdom, the Fund's performance may be impacted by social, political, and economic conditions within Japan and the United Kingdom. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S.
markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance	[1]
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the  Fund's average annual total returns for 1 year, 5 years, and since inception compare with the MSCI EAFE Index.
The bar chart does not reflect any sales charges, which would reduce your return.
For information on the prior history of the Fund, please see the section entitled
"The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone International Equity Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +22.88% Third Quarter 2008 -23.46% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 11.83%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone International Equity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(16.52%)	(7.92%)	(3.24%)	Dec 30, 2005
Class Y	Class Y Return Before Taxes	(11.23%)	(6.59%)	(2.05%)	Dec 30, 2005
Institutional	Institutional Return Before Taxes	(11.01%)	(6.35%)	(1.79%)	Dec 30, 2005
Institutional After Taxes on Distributions	Institutional Return After Taxes on Distributions	(12.32%)	(7.10%)	(2.66%)	Dec 30, 2005
Institutional After Taxes on Distributions and Sales	Institutional Return After Taxes on Distributions and Sale of Fund Shares	(7.18%)	(5.69%)	(1.97%)	Dec 30, 2005
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(11.73%)	(4.26%)	0.18%	Dec 30, 2005

[1]	Class C shares commenced operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2012
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE INTERNATIONAL EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in
		the section entitled "Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate
		of the Fund was 54.85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.85%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods  indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally invests at least 80% of its assets in equity of non-U.S.
issuers. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.  The Fund primarily invests its assets in common stock of issuers located in developed markets.
Generally, the Fund limits its investments in any country to 25% or less of its total assets, except that the Fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

The Fund's sub-advisor, Acadian Asset Management LLC ("Acadian"), uses stock factors in an effort to predict how well each security will perform relative to its region/industry peer group and applies separate models to forecast peer group returns. The two forecasts are then combined to determine a world-relative return forecast for each stock in the allowable universe, and Acadian uses a sophisticated portfolio optimization system to trade off the expected return of the stocks with such considerations as the client's benchmark index, desired level of risk, transaction cost estimates, available liquidity, and other requirements. Acadian considers selling a security whose forecast has deteriorated and may adjust its buy and sell decisions based on shifts in the risk characteristics of a stock relative to other potential substitutes, the
		overall portfolio and the benchmark.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. Because the Fund may invest a large portion of its assets in securities of companies located in Japan and the United Kingdom, the Fund's performance may be impacted by social, political, and economic conditions within Japan and the United Kingdom. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S.
markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and
		risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the  Fund's average annual total returns for 1 year, 5 years, and since inception compare with the MSCI EAFE Index.
The bar chart does not reflect any sales charges, which would reduce your return.
For information on the prior history of the Fund, please see the section entitled
"The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the MSCI EAFE Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone International Equity Fund - Institutional shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +22.88% Third Quarter 2008 -23.46% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 11.83%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional
		shares and after-tax returns for other Classes will vary.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | MSCI EAFE Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(11.73%)
5 Years	rr_AverageAnnualReturnYear05	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.75%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.36%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,905
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,032
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.52%)
5 Years	rr_AverageAnnualReturnYear05	(7.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.94%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	764
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,077
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	764
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,077
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	5.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.98%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.84%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,016
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,264
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,278
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.23%)
5 Years	rr_AverageAnnualReturnYear05	(6.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%	[2]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.92%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,100
Annual Return 2006	rr_AnnualReturn2006	24.55%
Annual Return 2007	rr_AnnualReturn2007	12.62%
Annual Return 2008	rr_AnnualReturn2008	(47.06%)
Annual Return 2009	rr_AnnualReturn2009	23.01%
Annual Return 2010	rr_AnnualReturn2010	10.35%
Annual Return 2011	rr_AnnualReturn2011	(11.01%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.46%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	(6.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(12.32%)
5 Years	rr_AverageAnnualReturnYear05	(7.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(7.18%)
5 Years	rr_AverageAnnualReturnYear05	(5.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005

[1]	Class C shares commenced operations on April 16, 2012. Class C shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.39%, 2.14%, 1.14%, and 0.99%, for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information.
[4]	"Other Expenses" for Class C shares have been restated to reflect estimated amounts for the current fiscal year.

Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund
TOUCHSTONE CONSERVATIVE ALLOCATION FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with current income and preservation of capital.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Conservative Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Conservative Allocation Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.57%	0.50%	1.18%	0.46%
Acquired Fund Fees and Expenses		0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	[1]	1.74%	2.42%	2.10%	1.38%
Fee Waivers and/or Expense Reimbursement	[2][3]	(0.61%)	(0.54%)	(1.22%)	(0.50%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.13%	1.88%	0.88%	0.88%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[3]	Effective September 10, 2012, Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information. The fee table reflects only expense limitations in effect until April 16, 2014.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Conservative Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	684	291	90	90
Expense Example, with Redemption, 3 Years	1,000	671	465	356
Expense Example, with Redemption, 5 Years	1,377	1,211	945	677
Expense Example, with Redemption, 10 Years	2,431	2,689	2,272	1,586

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Conservative Allocation Fund Class C	191	671	1,211	2,689

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 88.66% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund is a "fund-of-funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation   Fixed-Income Fund Allocation
        20-40%                      60-80%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest
0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed-income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional Information
Regarding the Underlying Funds" under "Investment Strategies and Risks" in the
Fund's Prospectus.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.
Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades.
In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds are expected to be subject to the following principal risks.

o Underlying Equity Fund Risks: These underlying funds are subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk..

o Underlying Fixed Income Funds Risks: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Other principal risks include call risk and high-yield debt ("junk bond") risk. Call risk refers to situations when an issuer prepays (or "calls") a debt obligation prior to maturity and an underlying fund holding that debt must invest the resulting proceeds at lower interest rates. High-yield debt risk refers to non-investment grade debt obligations ("junk bonds") that carry a higher risk of default by the issuer, and are generally considered speculative and less liquid than investment-grade debt obligations.

o Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

o Foreign Securities Risk: Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Barclays U.S.
Aggregate Bond Index and Standard & Poor's Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled
"The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone Conservative Allocation Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +9.41% Third Quarter 2008 -7.11% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 6.15%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004, and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
Institutional shares for the periods prior to December 9, 2005.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Conservative Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(3.18%)	2.95%	4.13%	Sep 30, 2004
Class C	Class C Return Before Taxes	1.06%	3.39%	4.22%	Sep 30, 2004
Class Y	Class Y Return Before Taxes	3.06%	4.44%	5.25%	Sep 30, 2004
Institutional	Institutional Return Before Taxes	3.07%	4.44%	5.25%	Sep 30, 2004
Institutional After Taxes on Distributions	Institutional Return After Taxes on Distributions	2.02%	2.71%	3.79%	Sep 30, 2004
Institutional After Taxes on Distributions and Sales	Institutional Return After Taxes on Distributions and Sale of Fund Shares	1.99%	2.80%	3.68%	Sep 30, 2004
Standard & Poor's Composite 1500 Index	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	4.16%	Sep 30, 2004
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.53%	Sep 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2012
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE CONSERVATIVE ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
		"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate
		of the Fund was 88.66% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.66%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund-of-funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation   Fixed-Income Fund Allocation
        20-40%                      60-80%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest
0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed-income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional Information
Regarding the Underlying Funds" under "Investment Strategies and Risks" in the
		Fund's Prospectus.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals.
Because the Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades.
In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds are expected to be subject to the following principal risks.

o Underlying Equity Fund Risks: These underlying funds are subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk..

o Underlying Fixed Income Funds Risks: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Other principal risks include call risk and high-yield debt ("junk bond") risk. Call risk refers to situations when an issuer prepays (or "calls") a debt obligation prior to maturity and an underlying fund holding that debt must invest the resulting proceeds at lower interest rates. High-yield debt risk refers to non-investment grade debt obligations ("junk bonds") that carry a higher risk of default by the issuer, and are generally considered speculative and less liquid than investment-grade debt obligations.

o Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

o Foreign Securities Risk: Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Barclays U.S.
Aggregate Bond Index and Standard & Poor's Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled
"The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Conservative Allocation Fund - Institutional shares Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +9.41% Third Quarter 2008 -7.11% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 6.15%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004, and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
		Institutional shares for the periods prior to December 9, 2005.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Standard & Poor's Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	684
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,000
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,377
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,431
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
5 Years	rr_AverageAnnualReturnYear05	2.95%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	671
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,211
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,689
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	671
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,211
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,689
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.06%
5 Years	rr_AverageAnnualReturnYear05	3.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.18%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.10%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.22%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	465
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	945
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,272
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.06%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.88%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	356
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	677
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,586
Annual Return 2005	rr_AnnualReturn2005	4.30%
Annual Return 2006	rr_AnnualReturn2006	7.75%
Annual Return 2007	rr_AnnualReturn2007	8.18%
Annual Return 2008	rr_AnnualReturn2008	(13.56%)
Annual Return 2009	rr_AnnualReturn2009	18.86%
Annual Return 2010	rr_AnnualReturn2010	8.48%
Annual Return 2011	rr_AnnualReturn2011	3.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.11%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.07%
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.99%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[3]	Effective September 10, 2012, Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08% and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16% and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information. The fee table reflects only expense limitations in effect until April 16, 2014.

Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund
TOUCHSTONE BALANCED ALLOCATION FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation and current income.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Balanced Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Balanced Allocation Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.52%	0.45%	1.20%	28.66%
Acquired Fund Fees and Expenses		0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	1.81%	2.49%	2.24%	29.70%
Fee Waivers and/or Expense Reimbursement	[2][3]	(0.56%)	(0.49%)	(1.24%)	(28.70%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.25%	2.00%	1.00%	1.00%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[3]	Effective September 10, 2012, Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08%, and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16%, and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information. The fee table reflects only expense limitations in effect until April 16, 2014.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Balanced Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	695	303	102	102
Expense Example, with Redemption, 3 Years	1,028	700	505	3,862
Expense Example, with Redemption, 5 Years	1,419	1,254	1,014	7,165
Expense Example, with Redemption, 10 Years	2,509	2,766	2,416	10,444

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Balanced Allocation Fund Class C	203	700	1,254	2,766

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 75.77% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund is a "fund-of-funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation   Fixed-Income Fund Allocation
        50-70%                      30-50%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest
0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).
When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed-income funds,
Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional Information Regarding the Underlying Funds" under "Investment Strategies and Risks" in the Fund's Prospectus.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades.
In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds are expected to be subject to the following principal risks.

o Underlying Equity Fund Risks: These underlying funds are subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk.

o Underlying Fixed-Income Funds Risks: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Other principal risks include call risk and high-yield debt ("junk bond") risk. Call risk refers to situations when an issuer prepays (or "calls") a debt obligation prior to maturity and an underlying fund holding that debt must invest the resulting proceeds at lower interest rates. High-yield debt risk refers to non-investment grade debt obligations ("junk bonds") that carry a higher risk of default by the issuer, resulting in losses to the underlying fund, and are generally considered speculative and less liquid than investment-grade debt obligations.

o Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

o Foreign Securities Risk:  Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

o Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Barclays U.S.
Aggregate Bond Index and Standard & Poor's Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund-of-managers structure. For more information on the prior history of the Fund, please see the section entitled
"The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone Balanced Allocation Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +14.93% Fourth Quarter 2008 -12.37% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 8.88%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.

The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
Institutional shares for the periods prior to December 9, 2005.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Balanced Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(4.64%)	0.93%	4.01%	Sep 30, 2004
Class C	Class C Return Before Taxes	(0.57%)	1.38%	4.11%	Sep 30, 2004
Class Y	Class Y Return Before Taxes	1.35%	2.38%	5.12%	Sep 30, 2004
Institutional	Institutional Return Before Taxes	1.45%	2.37%	5.12%	Sep 30, 2004
Institutional After Taxes on Distributions	Institutional Return After Taxes on Distributions	0.68%	0.77%	3.77%	Sep 30, 2004
Institutional After Taxes on Distributions and Sales	Institutional Return After Taxes on Distributions and Sale of Fund Shares	0.94%	1.13%	3.67%	Sep 30, 2004
Standard & Poor's Composite 1500 Index	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	4.16%	Sep 30, 2004
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.53%	Sep 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2012
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE BALANCED ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
		"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate
		of the Fund was 75.77% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.77%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).
Although your actual costs may be higher or lower, based on these assumptions
		your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund-of-funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation   Fixed-Income Fund Allocation
        50-70%                      30-50%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest
0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).
When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed-income funds,
Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional Information Regarding
		the Underlying Funds" under "Investment Strategies and Risks" in the Fund's Prospectus.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades.
In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds are expected to be subject to the following principal risks.

o Underlying Equity Fund Risks: These underlying funds are subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk.

o Underlying Fixed-Income Funds Risks: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Other principal risks include call risk and high-yield debt ("junk bond") risk. Call risk refers to situations when an issuer prepays (or "calls") a debt obligation prior to maturity and an underlying fund holding that debt must invest the resulting proceeds at lower interest rates. High-yield debt risk refers to non-investment grade debt obligations ("junk bonds") that carry a higher risk of default by the issuer, resulting in losses to the underlying fund, and are generally considered speculative and less liquid than investment-grade debt obligations.

o Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

o Foreign Securities Risk:  Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

o Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and
		risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Barclays U.S.
Aggregate Bond Index and Standard & Poor's Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund-of-managers structure. For more information on the prior history of the Fund, please see the section entitled
"The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Balanced Allocation Fund - Institutional shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +14.93% Fourth Quarter 2008 -12.37% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 8.88%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.

The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
		Institutional shares for the periods prior to December 9, 2005.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Standard & Poor's Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	695
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,028
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,509
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.64%)
5 Years	rr_AverageAnnualReturnYear05	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.49%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	700
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,254
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,766
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,254
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,766
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.24%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,014
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,416
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.35%
5 Years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	28.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	29.70%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(28.70%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3,862
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,165
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	10,444
Annual Return 2005	rr_AnnualReturn2005	6.80%
Annual Return 2006	rr_AnnualReturn2006	11.94%
Annual Return 2007	rr_AnnualReturn2007	8.79%
Annual Return 2008	rr_AnnualReturn2008	(26.20%)
Annual Return 2009	rr_AnnualReturn2009	24.44%
Annual Return 2010	rr_AnnualReturn2010	10.67%
Annual Return 2011	rr_AnnualReturn2011	1.45%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.37%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	2.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.68%
5 Years	rr_AverageAnnualReturnYear05	0.77%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.94%
5 Years	rr_AverageAnnualReturnYear05	1.13%
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[3]	Effective September 10, 2012, Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08%, and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16%, and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information. The fee table reflects only expense limitations in effect until April 16, 2014.

Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund
TOUCHSTONE MODERATE GROWTH ALLOCATION FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Touchstone Moderate Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Moderate Growth Allocation Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.53%	0.49%	1.64%	111.09%
Acquired Fund Fees and Expenses		0.92%	0.92%	0.92%	0.92%
Total Annual Fund Operating Expenses	[1]	1.95%	2.66%	2.81%	112.26%
Fee Waivers and/or Expense Reimbursement	[2][3]	(0.62%)	(0.58%)	(1.73%)	(111.18%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.33%	2.08%	1.08%	1.08%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[3]	Effective September 10, 2012, Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08%, and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16%, and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information. The fee table reflects only expense limitations in effect until April 16, 2014.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Moderate Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	703	311	110	110
Expense Example, with Redemption, 3 Years	1,060	736	603	7,352
Expense Example, with Redemption, 5 Years	1,478	1,325	1,232	7,352
Expense Example, with Redemption, 10 Years	2,642	2,923	2,931	7,352

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Moderate Growth Allocation Fund Class C	211	736	1,325	2,923

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the portfolio turnover rate of the Fund was
77.44% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund is a "fund-of-funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation   Fixed-Income Fund Allocation
        70-90%                      10-30%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest
0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.
Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).
When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed-income funds,
Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional Information Regarding the Underlying Funds" under "Investment Strategies and Risks" in the Fund's Prospectus.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades.
In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds are expected to be subject to the following principal risks.

o Underlying Equity Fund Risks: These underlying funds are subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk.

o Underlying Fixed Income Funds Risks: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Other principal risks include call risk and high-yield debt ("junk bond") risk. Call risk refers to situations when an issuer prepays (or "calls") a debt obligation prior to maturity and an underlying fund holding that debt  must invest the resulting proceeds at lower interest rates.
High-yield debt risk refers to non-investment grade debt obligations ("junk bonds")
that carry a higher risk of default by the issuer, resulting in losses to the underlying fund, and are generally considered speculative and less liquid than investment-grade debt obligations.

o Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.  An underlying fund may not fully benefit from or may lose money on derivative investments.

o Foreign Securities Risk: Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

o Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Barclays U.S.
Aggregate Bond Index and Standard & Poor's Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled
"The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
1.800.543.0407.
Touchstone Moderate Growth Allocation Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +17.75% Fourth Quarter 2008 -18.10% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 10.77%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.

The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
Institutional shares for the periods prior to December 9, 2005.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Moderate Growth Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(6.12%)	(1.28%)	3.21%	Sep 30, 2004
Class C	Class C Return Before Taxes	(2.21%)	(0.88%)	3.27%	Sep 30, 2004
Class Y	Class Y Return Before Taxes	(0.16%)	0.13%	4.33%	Sep 30, 2004
Institutional	Institutional Return Before Taxes	(0.18%)	0.17%	4.34%	Sep 30, 2004
Institutional After Taxes on Distributions	Institutional Return After Taxes on Distributions	(0.77%)	(1.11%)	3.30%	Sep 30, 2004
Institutional After Taxes on Distributions and Sales	Institutional Return After Taxes on Distributions and Sale of Fund Shares	(0.12%)	(0.52%)	3.21%	Sep 30, 2004
Standard & Poor's Composite 1500 Index	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	4.16%	Sep 30, 2004
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.53%	Sep 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2012
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE MODERATE GROWTH ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
		"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the portfolio turnover rate of the Fund was
		77.44% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.44%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund-of-funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

Equity Fund Allocation   Fixed-Income Fund Allocation
        70-90%                      10-30%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest
0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.
Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).
When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed-income funds,
Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional Information Regarding
		the Underlying Funds" under "Investment Strategies and Risks" in the Fund's Prospectus.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades.
In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds are expected to be subject to the following principal risks.

o Underlying Equity Fund Risks: These underlying funds are subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk.

o Underlying Fixed Income Funds Risks: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Other principal risks include call risk and high-yield debt ("junk bond") risk. Call risk refers to situations when an issuer prepays (or "calls") a debt obligation prior to maturity and an underlying fund holding that debt  must invest the resulting proceeds at lower interest rates.
High-yield debt risk refers to non-investment grade debt obligations ("junk bonds")
that carry a higher risk of default by the issuer, resulting in losses to the underlying fund, and are generally considered speculative and less liquid than investment-grade debt obligations.

o Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.  An underlying fund may not fully benefit from or may lose money on derivative investments.

o Foreign Securities Risk: Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

o Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and
		risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Barclays U.S.
Aggregate Bond Index and Standard & Poor's Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund of managers structure. For more information on the prior history of the Fund, please see the section entitled
"The Trust" in the Fund's SAI. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling
		1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Moderate Growth Allocation Fund - Institutional shares Total Return as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +17.75% Fourth Quarter 2008 -18.10% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 10.77%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.

The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account. After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
		Institutional shares for the periods prior to December 9, 2005.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Standard & Poor's Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.33%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,060
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,478
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,642
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.12%)
5 Years	rr_AverageAnnualReturnYear05	(1.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.66%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	311
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	736
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,325
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,923
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	211
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	736
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,325
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,923
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.21%)
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.81%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.73%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	603
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,232
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,931
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.16%)
5 Years	rr_AverageAnnualReturnYear05	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	111.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	112.26%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(111.18%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	7,352
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	7,352
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,352
Annual Return 2005	rr_AnnualReturn2005	7.98%
Annual Return 2006	rr_AnnualReturn2006	15.07%
Annual Return 2007	rr_AnnualReturn2007	8.69%
Annual Return 2008	rr_AnnualReturn2008	(34.67%)
Annual Return 2009	rr_AnnualReturn2009	26.60%
Annual Return 2010	rr_AnnualReturn2010	12.36%
Annual Return 2011	rr_AnnualReturn2011	(0.18%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.10%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	0.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	(1.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
5 Years	rr_AverageAnnualReturnYear05	(0.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[3]	Effective September 10, 2012, Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08%, and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16%, and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information. The fee table reflects only expense limitations in effect until April 16, 2014.

Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund
TOUCHSTONE GROWTH ALLOCATION FUND SUMMARY
The Fund's Investment Goal
The Fund seeks to provide investors with capital appreciation.
The Fund's Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees(fees paid directly from your investment)
Shareholder Fees Touchstone Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	none	1.00%	none	none
Wire Redemption Fee	15	15	15	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Touchstone Growth Allocation Fund		Class A	Class C	Class Y	Institutional
Management Fees		0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.71%	0.62%	1.37%	7.43%
Acquired Fund Fees and Expenses		0.98%	0.98%	0.98%	0.98%
Total Annual Fund Operating Expenses	[1]	2.19%	2.85%	2.60%	8.66%
Fee Waivers and/or Expense Reimbursement	[2][3]	(0.80%)	(0.71%)	(1.46%)	(7.52%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement		1.39%	2.14%	1.14%	1.14%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[3]	Effective September 10, 2012, Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08%, and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16%, and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information. The fee table reflects only expense limitations in effect until April 16, 2014.

Example.
This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming Redemption at End of Period
Expense Example Touchstone Growth Allocation Fund (USD $)	Class A	Class C	Class Y	Institutional
Expense Example, with Redemption, 1 Year	708	317	116	116
Expense Example, with Redemption, 3 Years	1,102	774	581	1,441
Expense Example, with Redemption, 5 Years	1,569	1,402	1,166	3,125
Expense Example, with Redemption, 10 Years	2,857	3,093	2,758	6,825

Assuming No Redemption
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Touchstone Growth Allocation Fund Class C	217	774	1,402	3,093

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate of the Fund was 76.54% of the average value of its portfolio.
The Fund's Principal Investment Strategies
The Fund is a "fund-of-funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation
                     90-100%                      0-10%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest
0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional Information
Regarding the Underlying Funds" under "Investment Strategies and Risks" in the
Fund's Prospectus.
The Principal Risks
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades.
In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds are expected to be subject to the following principal risks.

o Underlying Equity Fund Risks: These underlying funds are subject to the risk that stock prices will fall (or rise with respect to short positions)
over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk.

o Underlying Fixed Income Funds Risks: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Other principal risks include call risk and high-yield debt ("junk bond") risk. Call risk refers to situations when an issuer prepays (or "calls") a debt obligation prior to maturity and an underlying fund holding that debt  must invest the resulting proceeds at lower interest rates. High-yield debt risk refers to non-investment grade debt obligations ("junk bonds") that carry a higher risk of default by the issuer, resulting in losses to the underlying fund, and are generally considered speculative and less liquid than investment-grade debt obligations.

o Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

o Foreign Securities Risk: Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

o Management Risk:  The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o Merger Arbitrage Risk:  Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
The Fund's Performance
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Standard & Poor's
Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund-of-managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI. Past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Touchstone Growth Allocation Fund - Institutional shares Total Return as of December 31

Best Quarter: Worst Quarter: Second Quarter 2009 +20.62% Fourth Quarter 2008 -23.79% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 11.43%.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.

The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
Institutional shares for the periods prior to December 9, 2005.
Average Annual Total Returns For the periods ended December 31, 2011
Average Annual Total Returns Touchstone Growth Allocation Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A	Class A Return Before Taxes	(7.85%)	(3.21%)	2.78%	Sep 30, 2004
Class C	Class C Return Before Taxes	(3.98%)	(2.80%)	2.84%	Sep 30, 2004
Class Y	Class Y Return Before Taxes	(2.06%)	(1.81%)	3.88%	Sep 30, 2004
Institutional	Institutional Return Before Taxes	(2.14%)	(1.85%)	3.85%	Sep 30, 2004
After Taxes on Distributions Institutional	Institutional Return After Taxes on Distributions	(4.97%)	(3.27%)	2.71%	Sep 30, 2004
After Taxes on Distributions and Sales Institutional	Institutional Return After Taxes on Distributions and Sale of Fund Shares	(1.41%)	(2.27%)	2.75%	Sep 30, 2004
Standard & Poor's Composite 1500 Index	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)	1.75%	0.11%	4.16%	Sep 30, 2004

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2012
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE GROWTH ALLOCATION FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's Prospectus on page 56 and in the section entitled
		"Choosing a Share Class" in the Fund's SAI on page 61.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate
		of the Fund was 76.54% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.54%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver). Although your actual costs may be higher or lower, based on these
		assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund-of-funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds). These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation
                     90-100%                      0-10%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The Fund may invest
0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings. For information on the underlying funds, please see the section entitled "Additional Information
Regarding the Underlying Funds" under "Investment Strategies and Risks" in the
		Fund's Prospectus.
Risk [Heading]	rr_RiskHeading	The Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades.
In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds. The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds. There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The underlying funds are expected to be subject to the following principal risks.

o Underlying Equity Fund Risks: These underlying funds are subject to the risk that stock prices will fall (or rise with respect to short positions)
over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares. The risks of investing in underlying equity funds include risks specific to their investment strategies, such as investment style risk and capitalization risk.

o Underlying Fixed Income Funds Risks: The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Other principal risks include call risk and high-yield debt ("junk bond") risk. Call risk refers to situations when an issuer prepays (or "calls") a debt obligation prior to maturity and an underlying fund holding that debt  must invest the resulting proceeds at lower interest rates. High-yield debt risk refers to non-investment grade debt obligations ("junk bonds") that carry a higher risk of default by the issuer, resulting in losses to the underlying fund, and are generally considered speculative and less liquid than investment-grade debt obligations.

o Derivatives Risk: Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals.
The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default.
These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy. An underlying fund may not fully benefit from or may lose money on derivative investments.

o Foreign Securities Risk: Certain underlying funds may invest in foreign securities, which pose risks in addition to those posed by domestic securities because political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the
U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency.
Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries.

o Management Risk:  The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o Merger Arbitrage Risk:  Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and
		risks under the "Investment Strategies and Risks" section of the Fund's Prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Standard & Poor's
Composite 1500 Index. The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November 19, 2007 were under a fund-of-managers structure. For more information on the prior history of the Fund, please see the section entitled "The Trust" in the Fund's SAI. Past performance
(before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years, and since inception compare with the Standard & Poor's Composite 1500 Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone Growth Allocation Fund - Institutional shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +20.62% Fourth Quarter 2008 -23.79% The year-to-date return for the Fund's Institutional shares as of October 31, 2012 is 11.43%.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Your after-tax returns may differ from those shown and depend on your tax situation.

The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  After-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
		Institutional shares for the periods prior to December 9, 2005.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Standard & Poor's Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,102
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,857
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.85%)
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.85%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	317
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	774
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,402
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,093
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	217
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	774
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,402
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,093
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(3.98%)
5 Years	rr_AverageAnnualReturnYear05	(2.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,166
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,758
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	(1.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	7.43%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.98%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.66%	[1]
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.52%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.14%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,441
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,125
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,825
Annual Return 2005	rr_AnnualReturn2005	10.31%
Annual Return 2006	rr_AnnualReturn2006	17.89%
Annual Return 2007	rr_AnnualReturn2007	7.88%
Annual Return 2008	rr_AnnualReturn2008	(42.04%)
Annual Return 2009	rr_AnnualReturn2009	30.55%
Annual Return 2010	rr_AnnualReturn2010	14.00%
Annual Return 2011	rr_AnnualReturn2011	(2.14%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Oct 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.79%)
Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.14%)
5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.97%)
5 Years	rr_AverageAnnualReturnYear05	(3.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.41%)
5 Years	rr_AverageAnnualReturnYear05	(2.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 30, 2004

[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets that are included in the Fund's Annual Report dated July 31, 2012, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver, and will differ from the expenses shown in the Fund's Annual Report.
[3]	Effective September 10, 2012, Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.33%, 1.08%, 0.08%, and 0.08% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until September 10, 2013, but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Following the expiration of the contractual fee waiver above, Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.41%, 1.16%, 0.16%, and 0.16% for Class A shares, Class C shares, Class Y shares, and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recoup, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's Prospectus for more information. The fee table reflects only expense limitations in effect until April 16, 2014.